EMERGEN ENERGY LLC INTANGIBLE ASSETS – BESS and Solar Development Projects (Details Narrative)	Apr. 24, 2024 $ / shares shares	Apr. 24, 2024 USD ($) $ / shares shares
Goodwill and Intangible Assets Disclosure [Abstract]
Number of shares acquired | shares	222,222,000	222,222,000
Investment owned, net assets, percentage	100.00%	100.00%
Shares issued, price per share | $ / shares	$ 0.10	$ 0.10
Transaction value | $		$ 22,222,200